Goodwill, Net - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Changes in the Carrying Amount of Goodwill [Abstract]
Addition arising on acquisition of subsidiaries	$ 343,053
Net carrying amount at the end of the year	$ 343,053